MFS(R) Mutual Funds
SEMIANNUAL REPORT 2/28/03

MFS(R) GLOBAL ASSET ALLOCATION FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) GLOBAL ASSET ALLOCATION FUND

COMBINES MFS ORIGINAL RESEARCH WITH OUR ALLOCATION MODEL

Seeks to provide actively managed global diversification by allocating assets among equity and fixed income markets throughout the world. The asset allocation decision is made based on our allocation model, with MFS portfolio managers using Original Research to make security selection decisions within each asset class.

The fund's investment objective is to seek total return over the long term through investments in equity and fixed-income securities, low share price volatility and reduced risk compared to an aggressive equity/fixed income fund.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              21
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     30
----------------------------------------------------
TRUSTEES AND OFFICERS                             39
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       41
----------------------------------------------------
CONTACT INFORMATION                               42
----------------------------------------------------
ASSET ALLOCATION                                  43

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
         NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some people are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and unsure, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, the first Gulf War, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM

We would also argue that much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY

Of course, there are always reasons to be concerned about the markets. As I write this in mid-March, a U.S. and U.K.-led war in Iraq has just commenced. There is no way of knowing what political and economic changes may occur by the time this message reaches you. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    March 21, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------
Insights from the Chairman

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

A DIFFICULT GLOBAL MARKETPLACE

Stock market performance for the past six months can be roughly divided into three different markets. September was a continuation of a bear market that began in July 2002. October and November saw a sharp rebound in stock prices sparked by signs of improving economic activity and corporate earnings that were not disappointing. Markets were fairly flat in December 2002 and January 2003, but then turned bearish in February when companies began to warn about lower 2003 revenues, economic signals were mixed, and geopolitical concerns about Iraq intensified.

For the past six months, the fund's bond holdings made a positive contribution to results for the period. Government bonds and investment-grade bonds were the strongest performers in September. High-yield bonds, which often move in the same direction as stocks, rallied in October and November but retreated somewhat in February.

TACTICAL MOVES HELPED FUND PERFORMANCE

We increased our U.S. equity holdings from a neutral position of just more than 35% up to 40%(1) and lowered our weighting in international stocks from 27% to slightly more than 24% when we saw that the U.S. economy was starting to show signs of improvement and U.S. corporate earnings announcements were more in line with what many analysts had expected. At the same time, the European economy was sputtering and many economists lowered their estimates for gross domestic product growth in the region for the balance of 2002 and 2003.

In September, the fund held slightly more than 19% in U.S. Treasury securities as part of the fund's fixed-income allocation. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) By the end of February, we had trimmed our Treasury holdings to slightly more than 9%. Our fixed-income analysts believed that there were better yield opportunities available from international government bonds and U.S. high-yield bonds. We preferred European government bonds to the region's corporate bonds because of our concerns about the European economy.

CONTRIBUTORS TO PERFORMANCE

The fund's currency weighting and its holdings in energy and financial stocks helped performance. Throughout the period, we underweighted the fund in U.S. dollars and had roughly 30% exposure to foreign currencies, particularly euros. This underweighting benefited fund performance for U.S. investors when the value of the U.S. dollar declined relative to most foreign currencies.

-----------------------------------------------------
PORTFOLIO ASSET ALLOCATION WEIGHTINGS

                               NEUTRAL(1)   2/28/03
ASSET CLASS                    ALLOCATION  ALLOCATION
-----------------------------------------------------
U.S. equity                       35%         40%(2)
-----------------------------------------------------
International equity              30%         25%
-----------------------------------------------------
International bonds(1)            12%         17%
-----------------------------------------------------
Investment-grade corporate
bonds(3)                          14%         10%
-----------------------------------------------------
High-yield corporate bonds         6%          8%
-----------------------------------------------------
Cash and equivalents               3%
-----------------------------------------------------

(1) The fund's neutral allocation is a result of proprietary analysis of asset class risks and the historical volatility of each class.
(2) Includes Standard & Poor's 500 Index futures.
(3) Includes government bonds.

The portfolio is actively managed, and current
holdings may be different.
-----------------------------------------------------

Energy stocks performed well during the period as geopolitical concerns about the Middle East helped drive prices up. Halliburton, the world's number two oilfield services company, recently won a government contract to help control damage to Iraqi oil fields and was our best-performing stock in the energy group.

Fund holdings in property and casualty insurers and regional banks made positive contributions to performance. Australia's QBE Insurance experienced greater-than-expected growth in premium revenues that translated into better-than-expected earnings. Shares of Citigroup rebounded in the fourth quarter after the company announced it would split its brokerage and investment research business lines and that it had reached a settlement with U.S. regulators.

WEAK PERFORMANCE FROM SELECTED HEALTH CARE AND RETAIL STOCKS

Our health care holdings detracted from fund performance for the period. Revenues of managed health care providers HealthSouth and Tenet Healthcare were sluggish because of changes in Medicare reimbursements and billing. In addition, both companies were under investigation for questionable accounting practices. We sold both stocks from the portfolio during the period. The stock price of the French pharmaceutical company Aventis declined amid concerns about generic drug competition for its popular allergy medication, Allegra.

Sears was our most disappointing investment in retail. Problems in its credit card business were greater than expected and outweighed the positive progress the company had made in improving its operations. We sold the stock because of its deteriorating fundamentals.

CAUTIOUS OUTLOOK

With global economic signals continuing to be mixed and war worries overhanging all securities markets, we are maintaining a near neutral stance in our allocation weightings. We will remain focused on our models as we search for solid investments for the fund. If our models indicate an opportunity to capitalize from a shift away from our current positioning, we'll change our weightings. Otherwise, we'll stick to our wait-and-see neutral position.

/s/ Joseph C. Flaherty, Jr.

    Joseph C. Flaherty, Jr.
    Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

(1) Includes Standard & Poor's 500 Index futures position.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                 Class
               Inception
Share class      date         6-mo       1-yr       3-yr      5-yr    Life(1)

     A          7/22/94        --         -8.60%    -8.00%    -1.28%     5.05%
------------------------------------------------------------------------------
     B          7/22/94        --         -9.03%    -8.47%    -1.80%     4.45%
------------------------------------------------------------------------------
     C          7/22/94        --         -9.10%    -8.48%    -1.80%     4.47%
------------------------------------------------------------------------------
     I           1/7/97        --         -8.83%    -7.94%    -1.23%     5.14%

-----------------------
Average annual with
sales charge
-----------------------

     A                         --        -12.94%    -9.48%    -2.24%     4.46%
------------------------------------------------------------------------------
     B                         --        -12.66%    -9.27%    -2.10%     4.45%
------------------------------------------------------------------------------
     C                         --        -10.01%    -8.48%    -1.80%     4.47%

-----------------------
Cumulative without
sales charge
-----------------------

     A                         -4.54%     -8.60%   -22.13%    -6.25%    52.79%
------------------------------------------------------------------------------
     B                         -4.77%     -9.03%   -23.32%    -8.68%    45.51%
------------------------------------------------------------------------------
     C                         -4.84%     -9.10%   -23.33%    -8.68%    45.70%
------------------------------------------------------------------------------
     I                         -4.71%     -8.83%   -21.98%    -6.01%    53.96%

Comparative in dices

-----------------------
Average Annual
-----------------------

Average global
flexible portfolio(2)          -4.57%    -11.15%    -8.01%    -0.72%     5.87%
------------------------------------------------------------------------------
J.P. Morgan Non-Dollar
Government Bond Index(3)       10.11%     28.79%     7.40%     5.19%     5.97%
------------------------------------------------------------------------------
MSCI EAFE Index(3)            -10.97%    -17.18%   -17.74%    -5.93%    -0.29%
------------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index(3)                   4.74%      9.91%    10.32%     7.60%     8.07%
------------------------------------------------------------------------------
S&P 500 Stock Index(3)         -7.29%    -22.67%   -13.71%    -2.98%     9.23%

Periods less than 1 year are actual, not annualized.

(1) For the period from the commencement of the fund's investment operations, July 22, 1994, through
    February 28, 2003. Index information is from August 1, 1994.
(2) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(3) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

J.P. MORGAN NON-DOLLAR GOVERNMENT BOND INDEX: The J.P. Morgan Non-Dollar Government Bond Index measures the performance of international government bonds.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) INDEX: The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index is a commonly used measure of the international stock market.

LEHMAN BROTHERS AGGREGATE BOND INDEX: The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market.

STANDARD & POOR'S 500 STOCK INDEX: Standard & Poor's 500 Stock Index (the S&P
500) is a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A share performance, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain investors.

Performance for the share class offered after class A shares includes the performance of the fund's class A shares for periods prior to the offering of this share class. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to this share class, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance this share class would have experienced had it been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio may invest a substantial amount of its assets in issuers located in a single or limited number of countries and is more susceptible to adverse economic, political or regulatory developments affecting those countries than a portfolio that invests more broadly.

When concentrating on one issuer, the portfolio is more sensitive to changes in the value of securities of these issuers.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 2/28/03
--------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 55.0%
--------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
--------------------------------------------------------------------------------------------------
U.S. Stocks - 27.8%
--------------------------------------------------------------------------------------------------
Aerospace - 0.4%
--------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                    830              $49,186
--------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                   7,380              337,413
--------------------------------------------------------------------------------------------------
                                                                                          $386,599
--------------------------------------------------------------------------------------------------
Automotive - 0.2%
--------------------------------------------------------------------------------------------------
AutoNation, Inc.(1)                                                    18,740             $247,930
--------------------------------------------------------------------------------------------------

Banks & Credit Cos. - 2.0%
--------------------------------------------------------------------------------------------------
Bank of America Corp.                                                  10,540             $729,789
--------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                            16,080              394,925
--------------------------------------------------------------------------------------------------
National City Corp.                                                     2,900               80,098
--------------------------------------------------------------------------------------------------
U.S. Bancorp                                                           22,940              479,905
--------------------------------------------------------------------------------------------------
Wachovia Corp.                                                          3,950              140,146
--------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                 8,440              291,433
--------------------------------------------------------------------------------------------------
                                                                                        $2,116,296
--------------------------------------------------------------------------------------------------
Business Machines - 0.6%
--------------------------------------------------------------------------------------------------
International Business Machines Corp.                                   8,960             $698,432
--------------------------------------------------------------------------------------------------

Business Services - 0.8%
--------------------------------------------------------------------------------------------------
Apollo Group, Inc.(1)                                                   5,010             $232,163
--------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                         8,170              265,525
--------------------------------------------------------------------------------------------------
First Data Corp.                                                       10,540              365,211
--------------------------------------------------------------------------------------------------
                                                                                          $862,899
--------------------------------------------------------------------------------------------------
Cellular Phones - 0.3%
--------------------------------------------------------------------------------------------------
Motorola, Inc.                                                         36,370             $306,235
--------------------------------------------------------------------------------------------------

Chemicals - 0.2%
--------------------------------------------------------------------------------------------------
DuPont (E.I.) de Nemours & Co.                                          7,380             $270,625
--------------------------------------------------------------------------------------------------

Computer Hardware - Systems - 1.2%
--------------------------------------------------------------------------------------------------
Dell Computer Corp.(1)                                                 18,460             $497,682
--------------------------------------------------------------------------------------------------
Intel Corp.                                                            29,260              504,735
--------------------------------------------------------------------------------------------------
Lexmark International, Inc.(1)                                          4,210              262,746
--------------------------------------------------------------------------------------------------
                                                                                        $1,265,163
--------------------------------------------------------------------------------------------------

Computer Software - 0.5%
--------------------------------------------------------------------------------------------------
Oracle Corp.(1)                                                        48,510             $580,180
--------------------------------------------------------------------------------------------------

Computer Software - Personal Computers - 1.0%
--------------------------------------------------------------------------------------------------
Intuit, Inc.(1)                                                         6,330             $300,802
--------------------------------------------------------------------------------------------------
Microsoft Corp.                                                        31,640              749,868
--------------------------------------------------------------------------------------------------
                                                                                        $1,050,670
--------------------------------------------------------------------------------------------------
Conglomerates - 1.2%
--------------------------------------------------------------------------------------------------
General Electric Co.                                                   40,910             $983,886
--------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                17,920              265,216
--------------------------------------------------------------------------------------------------
                                                                                        $1,249,102
--------------------------------------------------------------------------------------------------
Construction - 0.1%
--------------------------------------------------------------------------------------------------
KB Home Co.                                                               790              $37,051
--------------------------------------------------------------------------------------------------
Lennar Corp.                                                            1,320               71,267
--------------------------------------------------------------------------------------------------
                                                                                          $108,318
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.9%
--------------------------------------------------------------------------------------------------
Gillette Co.                                                            9,490             $286,503
--------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                    8,170              668,796
--------------------------------------------------------------------------------------------------
                                                                                          $955,299
--------------------------------------------------------------------------------------------------
Containers - 0.2%
--------------------------------------------------------------------------------------------------
Owens Illinois, Inc.(1)                                                25,570             $230,130
--------------------------------------------------------------------------------------------------

Electronics - 0.1%
--------------------------------------------------------------------------------------------------
Analog Devices, Inc.(1)                                                 2,380              $69,401
--------------------------------------------------------------------------------------------------
Cree Inc.(1)                                                            3,430               58,378
--------------------------------------------------------------------------------------------------
                                                                                          $127,779
--------------------------------------------------------------------------------------------------
Energy - 0.3%
--------------------------------------------------------------------------------------------------
TXU Corp.                                                              18,180             $290,335
--------------------------------------------------------------------------------------------------

Entertainment - 0.5%
--------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.(1)                                       5,270             $117,099
--------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"(1)                                  6,070               53,052
--------------------------------------------------------------------------------------------------
Viacom, Inc., "B"(1)                                                   10,546              391,573
--------------------------------------------------------------------------------------------------
                                                                                          $561,724
--------------------------------------------------------------------------------------------------
Financial Institutions - 2.1%
--------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                        28,206             $940,388
--------------------------------------------------------------------------------------------------
Fannie Mae                                                              8,170              523,697
--------------------------------------------------------------------------------------------------
Freddie Mac                                                             2,110              115,312
--------------------------------------------------------------------------------------------------

Goldman Sachs Group, Inc.                                               1,580              109,731
--------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                                8,180              185,522
--------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                          2,370              131,227
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                               8,180              278,774
--------------------------------------------------------------------------------------------------
                                                                                        $2,284,651
--------------------------------------------------------------------------------------------------
Food & Beverage Products - 0.9%
--------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                               1,590              $73,935
--------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                           2,380               95,724
--------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                             4,490               90,608
--------------------------------------------------------------------------------------------------
Dole Food Co., Inc.                                                     2,900               95,120
--------------------------------------------------------------------------------------------------
Kellogg Co.                                                             9,230              272,931
--------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                           6,852              262,569
--------------------------------------------------------------------------------------------------
Tyson Foods, Inc.                                                      12,640              116,288
--------------------------------------------------------------------------------------------------
                                                                                        $1,007,175
--------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
--------------------------------------------------------------------------------------------------
International Paper Co.                                                 7,380             $258,521
--------------------------------------------------------------------------------------------------

Insurance - 0.8%
--------------------------------------------------------------------------------------------------
Allstate Corp.                                                         10,540             $333,380
--------------------------------------------------------------------------------------------------
CIGNA Corp.                                                             1,580               67,893
--------------------------------------------------------------------------------------------------
MetLife, Inc.                                                          15,020              393,073
--------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                     7,110               92,430
--------------------------------------------------------------------------------------------------
                                                                                          $886,776
--------------------------------------------------------------------------------------------------
Internet - 0.2%
--------------------------------------------------------------------------------------------------
Amazon.com, Inc.(1)                                                    10,020             $220,540
--------------------------------------------------------------------------------------------------

Medical & Health Products - 3.3%
--------------------------------------------------------------------------------------------------
Applera Corp. - Applied Biosystems Group                               10,020             $183,867
--------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                 5,270              181,288
--------------------------------------------------------------------------------------------------
Boston Scientific Corp.(1)                                              3,430              151,503
--------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                            7,370              257,066
--------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                         2,900              164,024
--------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.(1)                                            6,320              314,736
--------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                  11,330              594,259
--------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                      14,230              750,632
--------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                           32,427              966,973
--------------------------------------------------------------------------------------------------
                                                                                        $3,564,348
--------------------------------------------------------------------------------------------------

Medical & Health Technology Services - 0.5%
--------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp.(1)                                          12,130             $322,779
--------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                2,110              174,919
--------------------------------------------------------------------------------------------------
                                                                                          $497,698
--------------------------------------------------------------------------------------------------
Oil Services - 0.4%
--------------------------------------------------------------------------------------------------
Halliburton Co.                                                        17,130             $347,054
--------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                     1,580               61,636
--------------------------------------------------------------------------------------------------
                                                                                          $408,690
--------------------------------------------------------------------------------------------------
Oils - 1.3%
--------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                1,050              $48,384
--------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                      2,900              139,780
--------------------------------------------------------------------------------------------------
ExxonMobil Corp.                                                       32,420            1,102,928
--------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                      3,690               85,202
--------------------------------------------------------------------------------------------------
                                                                                        $1,376,294
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%
--------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                               10,275             $293,351
--------------------------------------------------------------------------------------------------

Pollution Control - 0.2%
--------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc.(1)                                       13,460             $111,045
--------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                  3,160               62,884
--------------------------------------------------------------------------------------------------
                                                                                          $173,929
--------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
--------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                       2,900             $209,293
--------------------------------------------------------------------------------------------------
Tribune Co.                                                             6,070              272,240
--------------------------------------------------------------------------------------------------
                                                                                          $481,533
--------------------------------------------------------------------------------------------------
Railroads - 0.2%
--------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                 12,130             $231,198
--------------------------------------------------------------------------------------------------

Real Estate Investment Trusts - 0.2%
--------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                           9,480             $214,343
--------------------------------------------------------------------------------------------------

Restaurants & Lodging - 0.3%
--------------------------------------------------------------------------------------------------
Brinker International, Inc.(1)                                          5,540             $153,569
--------------------------------------------------------------------------------------------------
Yum! Brands, Inc.(1)                                                   5,540              131,907
--------------------------------------------------------------------------------------------------
                                                                                          $285,476
--------------------------------------------------------------------------------------------------
Retail - 1.7%
--------------------------------------------------------------------------------------------------
Gap, Inc.                                                              13,190             $171,998
--------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                       14,230              333,693
--------------------------------------------------------------------------------------------------

Lowe's Cos., Inc.                                                       9,750              383,175
--------------------------------------------------------------------------------------------------
Penney (J.C.) Co.                                                       2,630               52,206
--------------------------------------------------------------------------------------------------
Target Corp.                                                            2,110               60,451
--------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                  17,930              861,716
--------------------------------------------------------------------------------------------------
                                                                                        $1,863,239
--------------------------------------------------------------------------------------------------
Special Products & Services - 1.8%
--------------------------------------------------------------------------------------------------
SPDR Trust                                                             20,400           $1,731,960
--------------------------------------------------------------------------------------------------
SPX Corp.(1)                                                            6,850              249,203
--------------------------------------------------------------------------------------------------
                                                                                        $1,981,163
--------------------------------------------------------------------------------------------------
Supermarkets - 0.2%
--------------------------------------------------------------------------------------------------
Kroger Co.(1)                                                          18,470             $244,173
--------------------------------------------------------------------------------------------------

Telecommunications - 0.8%
--------------------------------------------------------------------------------------------------
BellSouth Corp.                                                        20,040             $434,267
--------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                5,790              120,432
--------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                           10,280              355,482
--------------------------------------------------------------------------------------------------
                                                                                          $910,181
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.2%
--------------------------------------------------------------------------------------------------
QUALCOMM, Inc.(1)                                                       5,010             $173,246
--------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 0.1%
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                                 11,340             $158,533
--------------------------------------------------------------------------------------------------

Tobacco - 0.5%
--------------------------------------------------------------------------------------------------
Altria Group, Inc.(1)                                                  13,970             $539,941
--------------------------------------------------------------------------------------------------

Transportation - 0.2%
--------------------------------------------------------------------------------------------------
Fedex Corp.(1)                                                          3,690             $189,666
--------------------------------------------------------------------------------------------------

Utilities - Electric - 0.5%
--------------------------------------------------------------------------------------------------
Centerpoint Energy, Inc.                                               18,990              $88,304
--------------------------------------------------------------------------------------------------
PG&E Corp.(1)                                                          15,010              191,377
--------------------------------------------------------------------------------------------------
Public Service Enterprise Group                                         3,690              127,785
--------------------------------------------------------------------------------------------------
Texas Genco Holdings Inc.                                                 949               15,564
--------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                       9,780              108,460
--------------------------------------------------------------------------------------------------
                                                                                          $531,490
--------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $30,083,871
--------------------------------------------------------------------------------------------------

Foreign Stocks - 27.2%
--------------------------------------------------------------------------------------------------
Australia - 1.3%
--------------------------------------------------------------------------------------------------
News Corp., Ltd. (Media)(1)                                            80,924             $501,036
--------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Insurance)(1)                               176,004              866,214
--------------------------------------------------------------------------------------------------
                                                                                        $1,367,250
--------------------------------------------------------------------------------------------------
Bermuda - 1.1%
--------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                   43,630           $1,208,987
--------------------------------------------------------------------------------------------------

Canada - 1.2%
--------------------------------------------------------------------------------------------------
BCE, Inc. (Telecommunications)                                         40,117             $749,091
--------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)                               6,830              290,002
--------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil Services)                          7,700              264,830
--------------------------------------------------------------------------------------------------
                                                                                        $1,303,923
--------------------------------------------------------------------------------------------------
France - 4.5%
--------------------------------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                                         15,200             $690,133
--------------------------------------------------------------------------------------------------
Cap Gemini S.A. (Computer Services)                                     8,900              233,074
--------------------------------------------------------------------------------------------------
Carrefour S.A. (Supermarket)                                           13,700              518,972
--------------------------------------------------------------------------------------------------
L'Air Liquide S.A. (Gas)                                                9,475            1,216,155
--------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Medical & Health Products)                     15,700              839,565
--------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                                  18,700              345,624
--------------------------------------------------------------------------------------------------
Total Fina Elf S.A., "B" (Oils)                                         8,100            1,070,221
--------------------------------------------------------------------------------------------------
                                                                                        $4,913,744
--------------------------------------------------------------------------------------------------
Germany - 0.6%
--------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                               14,200             $397,887
--------------------------------------------------------------------------------------------------
Linde AG (Conglomerates)                                                7,300              209,189
--------------------------------------------------------------------------------------------------
                                                                                          $607,076
--------------------------------------------------------------------------------------------------
Italy - 0.3%
--------------------------------------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas)                                             86,530             $306,804
--------------------------------------------------------------------------------------------------

Japan - 3.0%
--------------------------------------------------------------------------------------------------
Canon, Inc. (Business Machines)                                        17,000             $614,180
--------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                       53,400              486,605
--------------------------------------------------------------------------------------------------
Credit Saison Co. Ltd. (Financial Services)                            14,500              258,863
--------------------------------------------------------------------------------------------------
Honda Motor Co. Ltd. (Automotive)                                      16,800              614,062
--------------------------------------------------------------------------------------------------
Nissan Motor Co. (Automotive)                                          60,000              450,292
--------------------------------------------------------------------------------------------------
Shiseido Co. Ltd. (Consumer Products)                                  44,000              510,398
--------------------------------------------------------------------------------------------------
Sony Corp. (Electronics)                                                9,700              368,500
--------------------------------------------------------------------------------------------------
                                                                                        $3,302,900
--------------------------------------------------------------------------------------------------

Netherlands - 2.3%
--------------------------------------------------------------------------------------------------
Akzo Nobel N.V. (Chemicals)                                            26,200             $567,256
--------------------------------------------------------------------------------------------------
Elsevier N.V. (Publishing)                                             92,340              948,376
--------------------------------------------------------------------------------------------------
Unilever N.V. (Consumer Goods & Services)                              16,400              929,667
--------------------------------------------------------------------------------------------------
                                                                                        $2,445,299
--------------------------------------------------------------------------------------------------
Singapore - 0.5%
--------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd. (Banks & Credit Cos.)                          63,000             $348,187
--------------------------------------------------------------------------------------------------
Haw Par Corp. Ltd. (Banks & Credit Cos.)                                1,676                3,338
--------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Banks & Credit Cos.)                        41,000              245,481
--------------------------------------------------------------------------------------------------
                                                                                          $597,006
--------------------------------------------------------------------------------------------------
South Korea - 0.2%
--------------------------------------------------------------------------------------------------
Samsung Electronics (Electronics)                                         800             $187,333
--------------------------------------------------------------------------------------------------

Spain - 1.7%
--------------------------------------------------------------------------------------------------
Gas Natural SDG S.A. (Gas)                                             20,600             $404,051
--------------------------------------------------------------------------------------------------
Iberdrola S.A. (Utilities - Electric)                                  48,300              740,192
--------------------------------------------------------------------------------------------------
Telefonica, S.A. (Telecommunications)                                  69,200              671,192
--------------------------------------------------------------------------------------------------
                                                                                        $1,815,435
--------------------------------------------------------------------------------------------------
Switzerland - 3.2%
--------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Beverage Products)                                  2,585             $520,585
--------------------------------------------------------------------------------------------------
Novartis AG (Medical & Health Products)                                27,900            1,024,948
--------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                                29,117            1,418,691
--------------------------------------------------------------------------------------------------
UBS AG (Financial Services)                                            10,651              447,066
--------------------------------------------------------------------------------------------------
                                                                                        $3,411,290
--------------------------------------------------------------------------------------------------
United Kingdom - 7.3%
--------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Medical & Health Products)                       8,400             $270,692
--------------------------------------------------------------------------------------------------
BOC Group PLC (Chemicals)(1)                                           67,300              795,812
--------------------------------------------------------------------------------------------------
BP Amoco PLC (Oils)(1)                                                 89,300              562,054
--------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (Broadcasting)                      43,350              428,707
--------------------------------------------------------------------------------------------------
Diageo PLC (Food & Beverage Products)(1)                              178,964            1,774,079
--------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)(1)                               28,100              493,443
--------------------------------------------------------------------------------------------------
Granada Compass PLC (Media)(1)                                        348,400              297,402
--------------------------------------------------------------------------------------------------
Kingfisher PLC (Retail)                                                52,100              187,528
--------------------------------------------------------------------------------------------------
Next PLC (Retail)(1)                                                   40,600              511,073
--------------------------------------------------------------------------------------------------

Reckitt Benckiser PLC (Consumer Goods & Services)(1)                   70,400            1,108,852
--------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Cos.)(1)              30,117              688,564
--------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications)(1)                            354,749              634,950
--------------------------------------------------------------------------------------------------
William Hill Organization Ltd. (Gaming)                                52,640              167,522
--------------------------------------------------------------------------------------------------
                                                                                        $7,920,678
--------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                   $29,387,725
--------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $62,717,173)                                            $59,471,596
--------------------------------------------------------------------------------------------------

Bonds - 34.8%
--------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
                                                             (000 Omitted)
--------------------------------------------------------------------------------------------------
U.S. Bonds - 18.0%
--------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.7%
--------------------------------------------------------------------------------------------------
Echostar DBS Corp., 9.375s, 2009                                         $675             $718,875
--------------------------------------------------------------------------------------------------

Biotechnology - 1.1%
--------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5s, 2012                                     $1,200           $1,161,000
--------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.6%
--------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125s, 2009                                         $605             $605,000
--------------------------------------------------------------------------------------------------

Consumer Goods & Services - 0.6%
--------------------------------------------------------------------------------------------------
Simmons Co., 10.25s, 2009                                                $575             $616,688
--------------------------------------------------------------------------------------------------

Energy - Independent - 0.8%
--------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125s, 2011                                    $855             $893,475
--------------------------------------------------------------------------------------------------

Gaming & Lodging - 2.3%
--------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45s, 2008                                      $1,225           $1,151,500
--------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.125s, 2011                              650              653,250
--------------------------------------------------------------------------------------------------
Station Casinos, Inc., 8.375s, 2008                                       675              712,969
--------------------------------------------------------------------------------------------------
                                                                                        $2,517,719
--------------------------------------------------------------------------------------------------
Media - Cable - 0.4%
--------------------------------------------------------------------------------------------------
Charter Communications Holdings, 0s to 2004, 9.92s, 2011               $1,100             $473,000
--------------------------------------------------------------------------------------------------

Metals & Mining - 1.1%
--------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625s, 2008                                  $1,175           $1,232,281
--------------------------------------------------------------------------------------------------

Pollution Control - 1.2%
--------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875s, 2008                         $1,225           $1,277,062
--------------------------------------------------------------------------------------------------

U.S. Treasury Obligations - 9.2%
--------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375s, 2007                                      $7,651           $8,478,414
--------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5s, 2011                                           1,308            1,450,296
--------------------------------------------------------------------------------------------------
                                                                                        $9,928,710
--------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                       $19,423,810
--------------------------------------------------------------------------------------------------
Foreign Bonds - 16.8%
--------------------------------------------------------------------------------------------------
Australia - 2.1%
--------------------------------------------------------------------------------------------------
Commonwealth of Australia, 6.5s, 2013                               AUD 3,347           $2,259,248
--------------------------------------------------------------------------------------------------

Denmark - 0.9%
--------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7s, 2007                                        DKK 5,361             $903,333
--------------------------------------------------------------------------------------------------

France - 0.6%
--------------------------------------------------------------------------------------------------
Republic of France, 4.75s, 2007                                       EUR 581             $671,101
--------------------------------------------------------------------------------------------------

Germany - 1.3%
--------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4.5s, 2009                             EUR 1,209           $1,386,114
--------------------------------------------------------------------------------------------------

Ireland - 2.4%
--------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25s, 2007                                    EUR 1,408           $1,596,490
--------------------------------------------------------------------------------------------------
Republic of Ireland, 5s, 2013                                            $876            1,022,328
--------------------------------------------------------------------------------------------------
                                                                                        $2,618,818
--------------------------------------------------------------------------------------------------
Italy - 0.3%
--------------------------------------------------------------------------------------------------
Republic of Italy, 4.5s, 2007                                         EUR 282             $322,320
--------------------------------------------------------------------------------------------------

Spain - 2.4%
--------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.5s, 2017                                        EUR 2,174           $2,629,068
--------------------------------------------------------------------------------------------------

United Kingdom - 6.8%
--------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25s, 2007                                GBP 2,037           $3,684,399
--------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75s, 2009                                   $2,120            3,682,745
--------------------------------------------------------------------------------------------------
                                                                                        $7,367,144
--------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                    $18,157,146
--------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $35,310,901)                                             $37,580,956
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 4.7%
--------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., due 3/03/03                           $4,058           $4,057,705
--------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., due 5/20/03                                 1,000              997,111
--------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                         $5,054,816
--------------------------------------------------------------------------------------------------

Repurchase Agreement - 4.5%
--------------------------------------------------------------------------------------------------
Morgan Stanley & Co., dated 2/28/03, due 3/03/03, total
to be received $4,847,537 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                               $4,847           $4,847,000
--------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 0.4%
--------------------------------------------------------------------------------------------------
UBS Warburg LLC, 1.60%, due 3/03/03, at Amortized Cost                   $421             $421,283
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $108,351,173)                                     $107,375,651
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.6%                                                      634,586
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $108,010,237
--------------------------------------------------------------------------------------------------

(1) Non-income producing security.

Abbreviations have been used throughout the report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below:

          AUD= Australian Dollars                     GBP= British Pounds
          CAD= Canadian Dollars                       JPY= Japanese Yen
          CHF= Swiss Franc                            SEK= Swedish Kroner
          DKK= Danish Kroner                          SGD= Singapore Dollars
          EUR= Euro

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 2/28/03

ASSETS

Investments, at value, including $417,567 of securities on
loan (identified cost, $108,351,173)                           $107,375,651
---------------------------------------------------------------------------------------------------
Cash                                                                    728
---------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts        1,098,174
---------------------------------------------------------------------------------------------------
Receivable for daily variation margin on open futures
contracts                                                             1,546
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      12,573
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                     238,204
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                   752,721
---------------------------------------------------------------------------------------------------
Other assets                                                          3,623
---------------------------------------------------------------------------------------------------
Total assets                                                                          $109,483,220
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for forward foreign currency exchange contracts            $500,718
---------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts
subject to master netting agreements                                 38,351
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                  155,933
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                   209,059
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                          421,283
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                      4,494
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                        2,418
---------------------------------------------------------------------------------------------------
  Administrative fee                                                     53
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              140,674
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $1,472,983
---------------------------------------------------------------------------------------------------
Net assets                                                                            $108,010,237
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                $135,172,263
---------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation of
assets and liabilities in foreign currencies                       (930,631)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (27,097,370)
---------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                     865,975
---------------------------------------------------------------------------------------------------
Net Assets                                                                            $108,010,237
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                8,470,690
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
  Net assets                                                    $57,059,515
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              4,472,389
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $12.76
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$12.76)                                               $13.40
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $40,152,920
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              3,149,708
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $12.75
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $10,797,712
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                848,586
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $12.72
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                         $89.94
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  7.240
---------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price
  per share                                                                                 $12.42
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR SIX MONTHS ENDING 2/28/03

NET INVESTMENT INCOME

Income
---------------------------------------------------------------------------------------------------
  Interest                                                          $1,224,979
---------------------------------------------------------------------------------------------------
  Dividends                                                            553,615
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (27,497)
---------------------------------------------------------------------------------------------------
Total investment income                                                                  $1,751,097
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                      $348,369
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                                   439
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                       58,060
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               143,731
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               234,176
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                58,977
---------------------------------------------------------------------------------------------------
  Administrative fee                                                     3,188
---------------------------------------------------------------------------------------------------
  Custodian fee                                                         47,580
---------------------------------------------------------------------------------------------------
  Printing                                                              33,393
---------------------------------------------------------------------------------------------------
  Postage                                                                9,524
---------------------------------------------------------------------------------------------------
  Auditing fees                                                         15,940
---------------------------------------------------------------------------------------------------
  Legal fees                                                             1,947
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                         93,410
---------------------------------------------------------------------------------------------------
Total expenses                                                                           $1,048,734
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (1,520)
---------------------------------------------------------------------------------------------------
Net expenses                                                                             $1,047,214
---------------------------------------------------------------------------------------------------
Net investment income                                                                      $703,883
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Realized loss (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                          $(1,249,370)
---------------------------------------------------------------------------------------------------
  Futures contracts                                                 (1,414,211)
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                     (3,091,498)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                            $(5,755,079)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                      $(1,508,907)
---------------------------------------------------------------------------------------------------
  Futures contracts                                                   (529,102)
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies        1,449,342
---------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                                               $(588,667)
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign
currency                                                                                $(6,343,746)
---------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                                  $(5,639,863)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains (losses) separated by share class.

                                                                 SIX MONTHS               YEAR
                                                                   ENDING                ENDING
                                                                   2/28/03               8/31/02
                                                                 (UNAUDITED)
OPERATIONS
Net investment income                                               $703,883            $1,808,271
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                      (5,755,079)          (15,841,912)
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                (588,667)            4,173,688
------------------------------------------------------------    ------------          ------------
Decrease in net assets from operations                           $(5,639,863)          $(9,859,953)
------------------------------------------------------------    ------------          ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Class A)                               $(705,364)            $(680,554)
---------------------------------------------------------------------------------------------------
From net investment income (Class B)                                (178,108)             (675,988)
---------------------------------------------------------------------------------------------------
From net investment income (Class C)                                 (63,645)             (146,176)
---------------------------------------------------------------------------------------------------
From net investment income (Class I)                                      (1)                   (1)
------------------------------------------------------------    ------------          ------------
Total distributions declared to shareholders                       $(947,118)          $(1,502,719)
------------------------------------------------------------    ------------          ------------
Net decrease in net assets from fund share transactions         $(11,274,005)         $(24,705,762)
------------------------------------------------------------    ------------          ------------
Total decrease in net assets                                    $(17,860,986)         $(36,068,434)
------------------------------------------------------------    ------------          ------------

NET ASSETS

At beginning of period                                           125,871,223           161,939,657
---------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $865,975 and $1,109,210, respectively)     $108,010,237          $125,871,223
---------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

                                           SIX MONTHS                               YEARS ENDING 8/31
                                             ENDING        -------------------------------------------------------------------
                                            2/28/03          2002           2001           2000           1999           1998
CLASS A                                   (UNAUDITED)

Net asset value, beginning of period       $13.53          $14.60          $19.37          $16.67         $16.36        $18.75
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(3)(6)

  Net investment income                     $0.09           $0.22           $0.33           $0.41          $0.40         $0.47
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                     (0.70)          (1.13)          (3.05)           3.01           1.51         (0.69)
----------------------------------------   ------          ------          ------           -----          -----        ------
Total from investment operations           $(0.61)         $(0.91)         $(2.72)          $3.42          $1.91        $(0.22)
----------------------------------------   ------          ------          ------           -----          -----        ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income               $(0.16)         $(0.16)         $(0.66)         $(0.72)        $(0.66)       $(0.72)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --              --           (1.26)             --          (0.94)        (1.45)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                 --              --           (0.13)             --             --            --
----------------------------------------   ------          ------          ------           -----          -----        ------
 Total distributions declared to
 shareholders                              $(0.16)         $(0.16)         $(2.05)         $(0.72)        $(1.60)       $(2.17)
----------------------------------------   ------          ------          ------           -----          -----        ------
Net asset value, end of period             $12.76          $13.53          $14.60          $19.37         $16.67        $16.36
----------------------------------------   ------          ------          ------           -----          -----        ------
Total return(5) (%)                         (4.54)(2)       (6.23)         (14.95)          20.81          12.29         (1.72)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                                  1.56(1)         1.56            1.45            1.43           1.44          1.44
------------------------------------------------------------------------------------------------------------------------------
Net investment income(6)                     1.46(1)         1.55            2.04            2.23           2.38          2.57
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             63             181             121             144            184           127
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $57,060         $57,060         $63,245         $83,280        $79,908       $97,007
------------------------------------------------------------------------------------------------------------------------------

1. Annualized.
2. Not annualized.
3. Per share data are based on average shares outstanding.
4. Ratios do not reflect expense reductions from certain expense offset arrangements.
5. Total returns for Class A shares do not include the applicable sales charge. If the charges had been included, the results would have been lower.
6. As required, effective September 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended August 31,
   2002 was to decrease net investment income per share by $0.01, increase realized and unrealized gains and losses per share by
   $0.01, and decrease the ratio of net investment income to average net assets by 0.07%. Per share ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued
                                        SIX MONTHS                                YEARS ENDING 8/31
                                          ENDING        ----------------------------------------------------------------------
                                         2/28/03              2002           2001           2000           1999           1998
CLASS B                                (UNAUDITED)
Net asset value, beginning of
period                                  $13.44          $14.54          $19.30           $16.60          $16.31         $18.70
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(3)(5)

  Net investment income                  $0.06           $0.15           $0.25            $0.32           $0.32          $0.38
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions          (0.70)          (1.12)          (3.05)            3.00            1.48          (0.69)
-------------------------------------   ------          ------          ------            -----           -----         ------
Total from investment operations        $(0.64)         $(0.97)         $(2.80)           $3.32           $1.80         $(0.31)
-------------------------------------   ------          ------          ------            -----           -----         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income            $(0.05)         $(0.13)         $(0.57)          $(0.62)         $(0.57)        $(0.63)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain (loss) on
  investments and foreign currency
  transactions                              --              --           (1.26)              --           (0.94)         (1.45)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  (loss) on investments and
  foreign currency transactions             --              --           (0.13)              --              --             --
-------------------------------------   ------          ------          ------            -----           -----         ------
 Total distributions declared to
 shareholders                           $(0.05)         $(0.13)         $(1.96)          $(0.62)         $(1.51)        $(2.08)
-------------------------------------   ------          ------          ------            -----           -----         ------
Net asset value, end of period          $12.75          $13.44          $14.54           $19.30          $16.60         $16.31
-------------------------------------   ------          ------          ------            -----           -----         ------
Total return (%)                         (4.77)(2)       (6.71)         (15.41)           20.20           11.67          (2.23)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                               2.06(1)         2.06            1.95             1.93            1.94           1.94
------------------------------------------------------------------------------------------------------------------------------
Net investment income(5)                  0.97(1)         1.05            1.54             1.72            1.91           2.06
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          63             181             121              144             184            127
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $40,153         $55,953         $80,876         $117,422        $121,009       $147,882
------------------------------------------------------------------------------------------------------------------------------

1. Annualized.
2. Not annualized.
3. Per share data are based on average shares outstanding.
4. Ratios do not reflect expense reductions from certain expense offset arrangements.
5. As required, effective September 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended August 31,
   2002 was to decrease net investment income per share by $0.01, increase realized and unrealized gains and losses per share by
   $0.01, and decrease the ratio of net investment income to average net assets by 0.07%. Per share ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued
                                           SIX MONTHS                               YEARS ENDING 8/31
                                             ENDING        -------------------------------------------------------------------
                                            2/28/03          2002           2001           2000           1999          1998
CLASS C                                   (UNAUDITED)
Net asset value, beginning of period       $13.44          $14.53          $19.29          $16.59         $16.29        $18.67
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(3)(5)

  Net investment income                     $0.06           $0.15           $0.25           $0.31          $0.32         $0.38
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                     (0.71)          (1.11)          (3.05)           3.01           1.49         (0.70)
----------------------------------------   ------          ------          ------           -----          -----        ------
Total from investment operations           $(0.65)         $(0.96)         $(2.80)          $3.32          $1.81        $(0.32)
----------------------------------------   ------          ------          ------           -----          -----        ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income               $(0.07)         $(0.13)         $(0.57)         $(0.62)        $(0.57)       $(0.61)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized loss on
  investments and foreign currency
  transactions                                 --              --           (1.26)             --          (0.94)        (1.45)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized loss on
  investments and foreign currency
  transactions                                 --              --           (0.13)             --             --            --
----------------------------------------   ------          ------          ------           -----          -----        ------
 Total distributions declared to
 shareholders                              $(0.07)         $(0.13)         $(1.96)         $(0.62)        $(1.51)       $(2.06)
----------------------------------------   ------          ------          ------           -----          -----        ------
Net asset value, end of period             $12.72          $13.44          $14.53          $19.29         $16.59        $16.29
----------------------------------------   ------          ------          ------           -----          -----        ------
Total return (%)                            (4.84)(2)       (6.65)         (15.41)          20.20          11.65         (2.21)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                                  2.06(1)         2.06            1.95            1.93           1.94          1.94
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(5)                     0.97(1)         1.05            1.54            1.72           1.93          2.06
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             63             181             121             144            184           127
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $10,798         $12,858         $17,844         $23,767        $24,438       $37,248
-------------------------------------------------------------------------------------------------------------------------------

1. Annualized.
2. Not annualized.
3. Per share data are based on average shares outstanding.
4. Ratios do not reflect expense reductions from certain expense offset arrangements.
5. As required, effective September 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended August 31,
   2002 was to decrease net investment income per share by $0.01, increase realized and unrealized gains and losses per share by
   $0.01, and decrease the ratio of net investment income to average net assets by 0.07%. Per share ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued
                                           SIX MONTHS                               YEARS ENDING 8/31
                                             ENDING        -------------------------------------------------------------------
                                            2/28/03          2002           2001           2000           1999          1998
CLASS I                                   (UNAUDITED)
Net asset value, beginning of period       $13.26          $14.39          $19.15          $16.63         $16.34        $18.74
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)(6)
  Net investment income                     $0.09           $0.17           $0.43           $0.33          $0.48         $0.57
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                     (0.71)          (1.10)          (3.05)           3.01           1.50         (0.70)
----------------------------------------   ------          ------          ------           -----          -----        ------
Total from investment operations           $(0.62)         $(0.93)         $(2.62)          $3.34          $1.98        $(0.13)
----------------------------------------   ------          ------          ------           -----          -----        ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income               $(0.22)         $(0.20)         $(0.75)         $(0.82)        $(0.75)       $(0.82)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized loss on
  investments and foreign currency
  transactions                                 --              --           (1.26)             --          (0.94)        (1.45)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized loss on
  investments and foreign currency
  transactions                                 --              --           (0.13)             --             --            --
----------------------------------------   ------          ------          ------           -----          -----        ------
 Total distributions declared to
 shareholders                              $(0.22)         $(0.20)         $(2.14)         $(0.82)        $(1.69)       $(2.27)
----------------------------------------   ------          ------          ------           -----          -----        ------
Net asset value, end of period             $12.42          $13.26          $14.39          $19.15         $16.63        $16.34
----------------------------------------   ------          ------          ------           -----          -----        ------
Total return (%)                            (4.71)(2)       (6.50)         (14.63)          20.40          12.73         (1.21)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(5)                                  1.06(1)         1.06            0.95            0.99           0.94          0.94
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(6)                     1.32(1)         1.26            2.68            1.93           2.84          3.07
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             63             181             121             144            184           127
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                  --(3)           --(3)           --(3)           --(3)         $45           $35
-------------------------------------------------------------------------------------------------------------------------------

1. Annualized.
2. Not annualized.
3. Class I net assets were less than $500.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect expense reductions from certain expense offset arrangements.
6. As required, effective September 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended August 31,
   2002 was to decrease net investment income per share, and increase realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Global Asset Allocation Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, forward foreign currency exchange contracts, and swap agreements, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts, options, and options on futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Over-the-counter options on securities are valued by brokers. Over-the-counter currency options are valued through the use of a pricing model which takes into account foreign currency exchange spot and forward rates, implied volatility, and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SECURITY LOANS - Chase Manhattan Bank ("Chase"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $1,370 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's custodian fees were reduced by $150 under this agreement.
These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, real estate investment trusts, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended August 31, 2002 and August 31, 2001 was as follows:

                                                    8/31/02            8/31/01
Distributions paid from:
------------------------------------------------------------------------------
  Ordinary income                                $1,502,719         $7,949,910
------------------------------------------------------------------------------
  Long-term capital gain                                 --         14,802,268
------------------------------------------------------------------------------
                                                 $1,502,719        $22,752,178
------------------------------------------------------------------------------
  Tax return of capital                                  --                 --
------------------------------------------------------------------------------
Total distributions paid                         $1,502,719        $22,752,178
------------------------------------------------------------------------------

As of July 31, 2002, the components of accumulated losses on a tax basis were as follows:

      Undistributed ordinary income                           $943,810
      -----------------------------------------------------------------
      Undistributed long-term capital gain                          --
      -----------------------------------------------------------------
      Capital loss carryforward                            (11,405,613)
      -----------------------------------------------------------------
      Unrealized depreciation                                 (569,766)
      -----------------------------------------------------------------
      Other temporary differences                           (9,543,476)
      -----------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward of $11,405,613 may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2010.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net decrease of $11,671 as a result of the change in the fund's pension liability under this plan and a pension expense of $11,221 for inactive trustees for the six months ended February 28, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                         0.0175%
      ----------------------------------------------------------------
      Next $2.5 billion                                        0.0130%
      ----------------------------------------------------------------
      Next $2.5 billion                                        0.0005%
      ----------------------------------------------------------------
      In excess of $7 billion                                  0.0000%
      ----------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $4,301 for the six months ended February 28, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                 CLASS A    CLASS B    CLASS C

Distribution Fee                                   0.25%      0.75%      0.75%
------------------------------------------------------------------------------
Service Fee                                        0.25%      0.25%      0.25%
------------------------------------------------------------------------------
Total Distribution Plan                            0.50%      1.00%      1.00%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended February 28, 2003, amounted to:

                                                 CLASS A    CLASS B    CLASS C

Service Fee Retained by MFD                         $650       $124        $83
------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended February 28, 2003, were as follows:

                                                 CLASS A    CLASS B    CLASS C

Total Distribution Plan                            0.50%      1.00%      1.00%
------------------------------------------------------------------------------

Certain Class A, and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2003, were as follows:

                                                 CLASS A    CLASS B    CLASS C

Contingent Deferred Sales
Charges Imposed                                     $291    $25,126       $472
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                       PURCHASES         SALES

U.S. government securities                           $18,948,758   $33,618,025
------------------------------------------------------------------------------
Investments (non-U.S. government securities)         $46,789,836   $45,953,180
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                      $109,386,078
      -----------------------------------------------------------------
      Gross unrealized appreciation                          7,495,750
      -----------------------------------------------------------------
      Gross unrealized depreciation                         (9,506,177)
      -----------------------------------------------------------------
      Net unrealized depreciation                          $(2,010,427)
      -----------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Six months ending                    Year ending
                                                     2/28/03                           8/31/02
                                             SHARES           AMOUNT          SHARES           AMOUNT

CLASS A SHARES
Shares sold                                    904,823       $11,847,988      1,140,635        $15,728,456
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   48,218           635,510         45,191            616,473
-----------------------------------------------------------------------------------------------------------
Shares reacquired                             (698,118)       (9,176,734)    (1,300,749)       (18,205,500)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                        254,923        $3,306,764       (114,923)       $(1,860,571)
-----------------------------------------------------------------------------------------------------------

                                                Six months ending                    Year ending
                                                     2/28/03                           8/31/02
                                             SHARES           AMOUNT          SHARES           AMOUNT
CLASS B SHARES
Shares sold                                    110,701        $1,448,896        282,296         $3,924,885
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   12,788           168,556         45,072            612,811
-----------------------------------------------------------------------------------------------------------
Shares reacquired                           (1,136,297)      (14,780,325)    (1,726,832)       (23,645,255)
-----------------------------------------------------------------------------------------------------------
Net decrease                                (1,012,808)     $(13,162,873)    (1,399,464)      $(19,107,559)
-----------------------------------------------------------------------------------------------------------

                                                Six months ending                    Year ending
                                                     2/28/03                           8/31/02
                                             SHARES           AMOUNT          SHARES           AMOUNT
CLASS C SHARES
Shares sold                                     89,761        $1,168,835        103,738         $1,440,871
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    4,128            54,332          8,818            119,933
-----------------------------------------------------------------------------------------------------------
Shares reacquired                             (202,213)       (2,641,064)      (383,343)        (5,298,437)
-----------------------------------------------------------------------------------------------------------
Net decrease                                  (108,324)      $(1,417,897)      (270,787)       $(3,737,633)
-----------------------------------------------------------------------------------------------------------

                                                Six months ending                    Year ending
                                                     2/28/03                           8/31/02
                                             SHARES           AMOUNT          SHARES           AMOUNT
CLASS I SHARES
Shares sold                                      --                  $ --         --                   $ --
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    --(1)                 1          --(1)                  1
-----------------------------------------------------------------------------------------------------------
Shares reacquired                                --                    --         --                     --
-----------------------------------------------------------------------------------------------------------
Net increase                                     --(1)               $ 1          --(1)                $ 1
-----------------------------------------------------------------------------------------------------------

(1) Number of shares was less than 1.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended February 28, 2003, was $418. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

------------
SALES
------------
                                                                      NET
                                                                    UNREALIZED
                     CONTRACTS TO               IN     CONTRACTS   APPRECIATION
SETTLEMENT DATE    DELIVER/RECEIVE    EXCHANGE FOR      AT VALUE  (DEPRECIATION)

        3/18/03   AUD      6,473,735    $3,813,225    $3,926,722     $(113,497)
        3/18/03   CAD      1,580,680     1,041,428     1,062,011       (20,583)
        3/17/03   CHF      4,098,776     2,811,425     3,024,678      (213,253)
        3/18/03   DKK     10,382,792     1,513,085     1,506,076         7,009
        3/18/03   EUR     12,437,228    13,477,607    13,394,678        82,929
        3/18/03   GBP      5,418,360     8,907,784     8,515,806       391,978
        3/17/03   JPY    363,915,562     3,050,885     3,080,995       (30,110)
        3/18/03   SEK      3,730,559       436,961       438,432        (1,471)
        3/17/03   SGD        903,500       512,450       520,298        (7,848)
                                       -----------   -----------      --------
                                       $35,564,850   $35,469,696       $95,154
                                       ===========   ===========      ========

------------
PURCHASES
------------

         4/7/03   DKK      3,520,900      $503,345      $510,341        $6,996
 3/12/03-4/7/03   EUR      3,897,248     4,166,423     4,196,052        29,629
        3/18/03   GBP      1,963,560     3,200,000     3,086,044      (113,956)
        3/17/03   JPY  1,674,962,364    13,600,994    14,180,627       579,633
                                       -----------   -----------      --------
                                       $21,470,762   $21,973,064      $502,302
                                       ===========   ===========      ========

At February 28, 2003, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $38,351 with Deutsche Bank.

At February 28, 2003, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

                                                                   NET
                                                                UNREALIZED
                                                               APPRECIATION
DESCRIPTION             EXPIRATION    CONTRACTS    POSITION   (DEPRECIATION)

DJ Euro Stoxx           March 2003       158        Short            $691,691
FTSE 100 Index          March 2003        16         Long            $(65,834)
Nikkei 225              March 2003        62         Long            $(92,146)
S&P 500 Index           March 2003        56         Long         $(1,059,112)
------------------------------------------------------------------------------
                                                                    $(525,401)
------------------------------------------------------------------------------

At February 28, 2003, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the Fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Chairman                                                 Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and Chief Financial
Executive Officer and Director                           Officer, General Manager, Mutual Funds (prior to
                                                         September 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Vice
                                                         President
STEPHEN E. CAVAN (born 11/06/53)
Secretary and Clerk                                      JAMES O. YOST (born 06/12/60)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and
Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1,
2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street Boston, MA                           New York, NY 10081
02116-3741

PORTFOLIO MANAGER
Joseph C. Flaherty, Jr.(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                             MAA-SEM-4/03 16.5M